Borrowings (Details) ¥ in Millions													12 Months Ended
	Jan. 19, 2026 HKD ($)	Jan. 19, 2026 USD ($)	Jun. 27, 2025 HKD ($)	Jun. 27, 2025 USD ($)	Apr. 14, 2025 HKD ($)	Apr. 14, 2025 USD ($)	Sep. 25, 2024 HKD ($)	Sep. 25, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Sep. 27, 2022 USD ($)	Sep. 27, 2022 JPY (¥)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2024 USD ($)	Apr. 14, 2026	Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥) ft²	Sep. 22, 2023	Mar. 31, 2023 JPY (¥)
Borrowings [Line Items]
Aggregate credit line	$ 15,000,000	$ 1,900,000			$ 18,000,000	$ 2,300,000	$ 10,000,000	$ 1,300,000			$ 61,300,000	¥ 8,150.0	$ 33,000,000	$ 4,200,000
Interest rate			4.68%	4.68%							0.70%	0.70%	2.00%	2.00%
Aggregate borrowed amount									$ 61,300,000	¥ 8,150.0			$ 32,400,000	$ 4,100,000
Net outstanding balance																		$ 3,400,000
Unamortized loan service									643,438													¥ 85.6
Maturity date													Apr. 30, 2026				Apr. 30, 2027	Apr. 30, 2026	Apr. 30, 2026
Bears interest rate, percentage													1.20%					1.20%	1.20%		1.20%
Outstanding balance loan																		$ 42,300,000	¥ 6,730.0
Interest rate, description													The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
Interest expenses														$ 1,836,135	$ 1,566,950	$ 1,588,395
Area of Land | ft²															16,165					16,165
Revolving loan facility			$ 100,000,000	$ 12,800,000
Agreement loan amount			five years	five years
Borrowed an aggregate amount													$ 56.7					7,200,000
Borrowings [Member]
Borrowings [Line Items]
Net outstanding balance									$ 60,600,000						$ 2,300,000			3,400,000		¥ 340.1		¥ 8,100.0
Repayment of debt														$ 4,100,000
Borrowings [Member] | Revolving Loan Facility Agreement [Member]
Borrowings [Line Items]
Net outstanding balance													$ 18,100,000					$ 2,300,000
Mr. Kanayama [Member]
Borrowings [Line Items]
Maturity date													Mar. 31, 2027	Mar. 31, 2027
Mr. Kanayama [Member] | Borrowings [Member]
Borrowings [Line Items]
Maturity date													Aug. 04, 2026	Aug. 04, 2026
Borrowing [Member]
Borrowings [Line Items]
Weighted average interest rates													2.32%		1.69%	1.19%		2.32%	2.32%	1.69%